Parent Company Only Condensed Financial Information - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Decrease in amounts due from subsidiaries and other related parties	¥ 5,396	$ 847	¥ 941
Increase (decrease) in cash used in operating activities			(3,193,000)	¥ 49,000
Parent
Condensed Cash Flow Statements, Captions [Line Items]
Decrease in amounts due from subsidiaries and other related parties			(2,059,000)
Increase in investments in subsidiaries, VIEs and VIEs' subsidiaries			2,059,000
Increase (decrease) in cash used in operating activities			¥ (90,000)	¥ (2,224,000)